Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax expense
Income Tax Expense
	For the years ended December 31,
	2025	%	2024	%	2023	%
Net loss before income taxes	$(1,820,183)		$(9,077,795)		$(5,451,112)
Canadian federal income tax rate	15.0%		15.0%		15.0%
Canadian Income tax recovery at statutory income tax rate	(273,028)	(15)	(1,361,669)	(15)	(817,667)	(15)
Effect of non- deductible expenses and other items:
Alberta income tax recovery (8%)1.	(145,615)	(8)	(726,224)	(8)	(436,089)	(8)
Fair value remeasurement of convertible debentures2.	1,246,256	68	-	-	-	-
Stock-based compensation and other expenses2.	170,327	9	92,142	1	58,801	1
Foreign income taxes3.	496,965	27	-	-	-	-
Foreign exchange adjustments	(68,226)	(4)	160,597	2	2,754	0
Change in estimates	(57,879)	(3)	(14,841)	0	(10,060)	0
Expiry of 2015 foreign tax credits4.	215,230	12	-	-	-	-
US loss expiry and other	1,193	0	1,530	0	437,330	8
Change in valuation allowance	(1,088,258)	59	1,848,465	(20)	764,931	(14)
Current tax expense	496,965	27	-	-	-	-

Valuation Allowance
	For the years ended December 31,
	2025	2024	2023
Net operating losses carried forward:
Canada and Alberta (expiration dates 2031 to 2044)	$9,451,820	$11,076,403	$9,594,511
USA (expirations in 2026)	2,106	3,921	5,631
Property & equipment, Lease obligations and
Financing	1,962,496	2,008,844	1,959,426
SRED Expenditures	676,518	676,518	676,518
Foreign Tax Credit	451,549	285,772	285,772
	12,544,489	14,051,458	12,521,858
Intellectual property and Right of Use Assets	(2,053,503)	(2,472,214)	(2,791,079)
Less valuation allowance	(10,490,986)	(11,579,244)	(9,730,779)